Discontinued Operation	12 Months Ended
Dec. 31, 2024
Discontinued Operation [Abstract]
DISCONTINUED OPERATION

3. DISCONTINUED OPERATION

On October 26, 2024, the Ucommune Venture VIE Agreements were terminated and by which time Ucommune Venture and its subsidiaries were deconsolidated, and certain businesses of the Company were disposed accordingly. (Note 1)

The disposal of interior design and construction business represented a strategic shift that had a major effect on the Company’s operations and financial results, and was accounted for as discontinued operation. Accordingly, assets, liabilities, results of operations, and cash flows related to interior design and construction business have been reflected in the accompanying consolidated financial statements as discontinued operation for all periods presented.

The assets and liabilities are included in the captions “Current assets of discontinued operations”, “Non-current assets of discontinued operations” and “Current liabilities of discontinued operations”, in the accompanying balance sheets at December 31, 2023 consist of the following:

As of December 31,
2023
RMB
Cash and cash equivalents	1,913
Short-term investments	130
Accounts receivable, net of allowance of RMB14,109 as of December 31, 2023	39,440
Prepaid expenses and other current assets, net	9,176
Amounts due from related parties, current	14,571
Property and equipment, net	119
Right-of-use assets, net	527
Total assets of discontinued operations	65,876

Balance sheet classification:
Current assets of discontinued operations	65,230
Non-current assets of discontinued operations	646
Total assets of discontinued operations	65,876

Accounts payable	103,055
Accrued expenses and other current liabilities	23,525
Amounts due to related parties, current	65
Contract liabilities	2,558
Lease liabilities, current	345
Total liabilities of discontinued operations	129,548

Balance sheet classification:
Current liabilities of discontinued operations	129,548
Total liabilities of discontinued operations	129,548

The condensed cash flows of interior design and construction business were as follows for the years ended December 31, 2022, 2023 and for the period from January 1, 2024 to October 26, 2024, are included in the consolidated statements of cash flows of the Company as cash flow from discontinued operation:

	For the years ended December 31,		For the period from January 1 to October 26,
	2022	2023	2024
	RMB	RMB	RMB
Net cash provided by/(used in) operating activities	6,520	2,498	(3,640)
Net cash used in investing activities	(7,219)	(154)	(169)
Net cash provided by/(used in) financing activities	894	(7,541)	7,298

Interior design and construction business results of operations for the years ended December 31, 2022, 2023 and for the period from January 1, 2024 to October 26, 2024, shown in the table below, are included in the consolidated statement of operations as “net loss from discontinued operations” for those respective periods, after intercompany eliminations, as applicable.

	For the years ended December 31,		For the period from January 1 to October 26,
	2022	2023	2024
	RMB	RMB	RMB
Net revenue	82,931	70,417	37,034
Cost of revenue	(78,320)	(70,035)	(38,145)
Impairment loss on goodwill	(26,020)	—	—
Sales and marketing expenses	(766)	(228)	—
General and administrative expenses	(5,043)	(15,927)	1,899
(Loss)/Income from operations of discontinued operations	(27,218)	(15,773)	788
Interest expense, net	(234)	(556)	(876)
Subsidy income	—	107	—
Gain/(Loss) on disposal of subsidiaries	58	—	(4,408)
Other income/(expense), net	110	(162)	—
Loss before income taxes and loss from equity method investments	(27,284)	(16,384)	(4,496)
Provision for income taxes	(162)	1,333	—
Loss from discontinued operation, net of tax	(27,446)	(15,051)	(4,496)

No gain or loss were recognized for the disposal of discontinued operation for the year ended December 31, 2024. The impact was reflected as increase of additional-paid-in-capital in the statement of change in shareholders’ equity of RMB54,629.

The significant accounting policy of discontinued operation, except those disclosed in Note 2 are summarized as below.

a. Revenue recognition

Interior design and construction revenue

The Group provides interior design service to customer for agreed location as the single performance obligation and recognizes interior design revenue over time upon the achievement of milestones, which represents the design stages agreed in the contract. The Group provides construction service as the single performance obligation and recognizes revenue using a cost-based input method that recognizes revenue as work is performed based on the relationship between actual costs incurred compared to the total estimated cost of the contract, to determine the Group’s progress towards contract completion and to calculate the corresponding amount of revenue to recognize. The Group has the right and ability to direct which sub-contractors or third-party designers to provide construction or design work for the customers, and the Group is the primary obligator and bearing the service risk of the interior design and construction services. So, the Group is identified as a principal.